Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies

At December 31, 2014, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars				For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate	Peso amount	Weighted average rate
2015	235	1.10195	42	1.47805	4,390	0.07221
2015	(617)	0.92552	(15)	0.69344	(123)	13.47236
2016	30	1.07317	23	1.48303	2,766	0.07135
2016	(370)	0.91253	—	—	—	—
2017	2	1.09970	—	—	911	0.06884
2017	(226)	0.89597	—	—	—	—
2018	(76)	0.87961	—	—	—	—
2019	(39)	0.87043	—	—	—	—

	(1,061)		50		7,944

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech koruna amount	Weighted average rate
2015	85	0.76616	13	1.19170	2,571	0.03800
2015	(152)	1.31120	(15)	0.85706	—	—
2016	24	0.76905	—	—	1,609	0.03698
2016	(81)	1.30607	(13)	0.80758	—	—
2017	3	0.78725	—	—	755	0.03656
2017	(43)	1.33328	(9)	0.81324	—	—
2018	(12)	1.31030	(1)	0.81930	—	—

	(176)		(25)		4,935

Schedule of Company's Financial Assets and Liabilities

The Company’s financial assets and liabilities consist of the following:

	2014	2013
Trading
Cash and cash equivalents	$1,253	$1,554
Investment in ABCP [note 8]	88	92

	$1,341	$1,646

Held-to-maturity investments
Severance investments	$4	$5

Available-for-sale investments
Equity investments	$5	$4

Loans and receivables
Accounts receivable	$5,635	$5,246
Long-term receivables included in other assets [note 12]	87	111

	$5,722	$5,357

Other financial liabilities
Bank indebtedness	$33	$41
Long-term debt (including portion due within one year)	995	332
Accounts payable	5,105	4,781

	$6,133	$5,154

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses and other	$22	$42
Other assets	8	20
Other accrued liabilities	(93)	(37)
Other long-term liabilities	(82)	(28)

	(145)	(3)
Commodity contracts
Other accrued liabilities	(1)	(1)

	$(146)	$(4)

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements

The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts
December 31, 2014
Assets	$30	$28	$2
Liabilities	$(174)	$(28)	$(146)
December 31, 2013
Assets	$62	$42	$20
Liabilities	$(65)	$(42)	$(23)